FINANCIAL RISK MANAGEMENT - Maturity analysis of financial liabilities and Capital management (Details) - Liquidity risk - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	$ 8,356,356	$ 5,426,497
Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	1,129,134	606,654
Borrowings
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	6,773,368	4,476,348
Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	431,012	320,441
Other Liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	22,842	23,054
Due
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	274,553	30,259
Due | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	256,288	30,259
Due | Other Liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	18,265
Not later than one year
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	2,309,619	2,090,077
Not later than one year | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	852,532	554,721
Not later than one year | Borrowings
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	1,300,001	1,414,469
Not later than one year | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	152,511	102,252
Not later than one year | Other Liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	4,575	18,635
Not later than one year and not later than second year
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	843,945	966,370
Not later than one year and not later than second year | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	17,571	15,357
Not later than one year and not later than second year | Borrowings
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	727,641	879,915
Not later than one year and not later than second year | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	98,731	66,679
Not later than one year and not later than second year | Other Liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	2	4,419
Not later than second year and not later than third year
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	1,101,573	550,462
Not later than second year and not later than third year | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	1,312	6,082
Not later than second year and not later than third year | Borrowings
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	1,033,913	493,611
Not later than second year and not later than third year | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	66,348	50,769
Later than third year and thereafter
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	3,826,666	1,789,329
Later than third year and thereafter | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	1,431	235
Later than third year and thereafter | Borrowings
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	3,711,813	1,688,353
Later than third year and thereafter | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	$ 113,422	$ 100,741